Prepackaged Chapter 11 Case	12 Months Ended
Dec. 31, 2024
Prepackaged Chapter 11 Case [Abstract]
Prepackaged Chapter 11 Case

6. Prepackaged Chapter 11 Case

As discussed in Note 1 — Description of Business and Basis of Presentation, on November 13, 2024, the Company, and in the context of the Prepackaged Chapter 11 Case, the Debtor, commenced the Prepackaged Chapter 11 Case. On January 14, 2025, the Company emerged from bankruptcy.

On June 18, 2021, the Company issued $625.0 million aggregate principal amount of 0.75% unsecured Convertible Senior Notes due 2026 (the “Notes”), including $75.0 million aggregate principal amount of such notes pursuant to the exercise in full of the overallotment option granted to the initial purchasers. The Notes were issued pursuant to an indenture (the “Indenture”), between the Company and U.S. Bank National Association, as trustee. The filing of the Prepackaged Chapter 11 Case constituted an event of default, resulting in the immediate acceleration of the Company’s obligations to pay approximately $291.6 million in outstanding principal and interest under the Indenture. On January 14, 2025, by operation of the Plan, all outstanding obligations under the Notes and the Indenture were deemed fully satisfied and discharged.

Under Chapter 11, certain pre-petition claims that are not fully secured and that have at least a possibility of not being repaid at the full claim amount are presented as liabilities subject to compromise on the Company’s consolidated balance sheet as of December 31, 2024. Contractual interest on prepetition debt obligations is equal to reported interest expense.

Upon emergence from bankruptcy on January 14, 2025, the Company converted 364,516 shares (after the automatic conversion of the Common Stock at a ratio of 1-for-5) of old Common Stock into New Common Stock, issued an additional 4,798,593 shares of Common Stock related to the conversion of the Notes, and provided the option for existing equityholders to purchase an additional 364,516 in new warrants. As the Company reports net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders because potentially dilutive common shares are not assumed to have been issued as their effect is anti-dilutive.

ASC 852 requires that, for periods including and after the filing of a Chapter 11 petition, the consolidated financial statements distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business.

The following table sets forth, as of December 31, 2024, information about the amounts presented as liabilities subject to compromise in the consolidated balance sheet (in thousands):

As of December 31, 2024
Convertible senior notes	291,577
Total liabilities subject to compromise	$291,577

Additionally, certain expenses resulting from and recognized during the bankruptcy proceedings are recorded in Reorganization items, net in the consolidated statement of operations. Reorganization items, net consisted of the following (in thousands):

Year Ended December 31, 2024
Debt valuation adjustments	$2,438
Professional fees	3,126
Total reorganization items, net	$5,564

The financial statements below represent the condensed financial statements of the Debtor as of December 31, 2024 and for the year ended December 31, 2024:

As of December 31, 2024
ASSETS
Cash and cash equivalents	$5,356
Restricted cash	839
Investments in subsidiaries	253,210
Other assets	1,343
Total assets	$260,748

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	116
Due to affiliates	—
Long-term debt	—
Liabilities subject to compromise	291,577
Total liabilities	291,693
Total stockholders’ equity	(30,945)
Total liabilities and stockholders’ equity	$260,748
Year Ended December 31, 2024
Noninterest income:
Gain on debt extinguishment	$—
Other income	943
Total noninterest income	943

Expenses:
Professional fees	2,727
Interest expense on corporate debt	3,428
Other expenses	738
Total expenses	6,893

Loss from continuing operations before reorganization items and provision for income taxes	(5,950)
Reorganization items, net	5,564
Loss from continuing operations before provision for income taxes	(11,514)
Provision for income taxes from continuing operations	—
Net loss from continuing operations	$(11,514)
Net loss from discontinued operations	$(205)
Net loss	$(11,719)
Year Ended December 31, 2024
Operating activities
Net cash (used in) provided by operating activities from continuing operations	(29,459)
Net cash provided by (used in) operating activities from discontinued operations	(205)
Net cash (used in) provided by operating activities	(29,664)
Investing activities
Net cash provided by investing activities from continuing operations	34,291
Financing activities
Repurchases of convertible senior notes	—
Proceeds from the issuance of common stock in at-the-market offering, net of offering costs	—
Net cash provided by (used in) financing activities from continuing operations	—
Net decrease in cash, cash equivalents and restricted cash	4,627
Cash, cash equivalents and restricted cash at the beginning of period	1,568
Cash, cash equivalents and restricted cash at the end of period	$6,195